Short Term Borrowings, Long-Term Debt and Credit Facilities - Additional Information (Details) - USD ($) $ in Millions			12 Months Ended
		Feb. 01, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Finance Lease Obligations			$ 2	$ 3
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net			90	96
Long-Term Debt			15,611	13,611
Long-term Debt			(15,612)	(15,608)
N&B [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Proceeds from Divestiture of Businesses		$ 7,300
Senior Floating Rate Note due 2020 [Member]
Debt Instrument [Line Items]
Repayments of Debt			$ 500
Senior Fixed Rate Notes due 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			3.77%
Repayments of Debt			$ 1,500
N&B Senior Unsecured Notes [Member] | N&B [Member]
Debt Instrument [Line Items]
Long-term Debt			6,200
Term Loan Facility
Debt Instrument [Line Items]
Long-term Debt, Gross			3,000	3,000
Loans Payable | Promissory Notes And Debentures, Final Maturity, 2020 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross			$ 0	$ 2,000
Long-term Debt, Weighted Average Interest Rate, at Point in Time			0.00%	3.48%
Loans Payable | Promissory Notes And Debentures, Final Maturity, 2023
Debt Instrument [Line Items]
Long-term Debt, Gross			$ 4,800	$ 2,800
Long-term Debt, Weighted Average Interest Rate, at Point in Time			3.18%	4.08%
Loans Payable | Promissory Notes And Debentures, Final Maturity, 2025 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross			$ 1,850	$ 1,850
Long-term Debt, Weighted Average Interest Rate, at Point in Time			4.49%	4.49%
Loans Payable | Promissory Notes And Debentures, Final Maturity, 2026 and thereafter
Debt Instrument [Line Items]
Long-term Debt, Gross			$ 6,050	$ 6,050
Long-term Debt, Weighted Average Interest Rate, at Point in Time			5.13%	5.13%
Term Loan Facility
Debt Instrument [Line Items]
Long-term Debt, Weighted Average Interest Rate, at Point in Time			1.25%	2.86%
Senior Notes [Member] | Senior Unsecured Notes due 2023 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 2,000
Debt Instrument, Interest Rate, Stated Percentage			2.169%
Long-term debt due within one year [Member]
Debt Instrument [Line Items]
Short-term borrowings and finance lease obligations	[1],[2]		$ 1	$ 1,996
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2
Debt Instrument [Line Items]
Long-term Debt, Fair Value			$ 18,336	$ 15,214

[1]	Presented net of current portion of unamortized debt issuance costs.
[2]	The year ended December 31, 2020 and December 31, 2019 includes finance lease obligations of $1 million due within one year.